Acquisitions (Pro Forma Information Of Aggregated Individually Material Acquirees Acquired in 2013) (Details) (Aggregated individually material acquirees acquired in 2013 [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Aggregated individually material acquirees acquired in 2013 [Member]
Business Acquisition [Line Items]
Pro forma revenue	$ 676,414	$ 336,774
Pro forma net income	$ 95,937	$ 43,857
Pro forma earnings (loss) per ordinary share-basic	$ 0.53	$ 0.25
Pro forma earnings (loss) per ordinary share-diluted	$ 0.50	$ 0.24